Investments - Fixed Maturities and Equity Securities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale securities
Amortized cost, fixed maturities	$ 67,103.9	$ 68,797.3
Gross unrealized gains, fixed maturities	270.7	5,393.1
Gross unrealized losses, fixed maturities	7,743.2	288.6
Allowance, fixed maturities	0.1	4.9	$ 6.5
Fair value, fixed maturities	59,631.3	73,896.9
Accrued interest receivable	575.8	538.6
U.S. government and agencies
Available-for-sale securities
Amortized cost, fixed maturities	1,964.6	1,826.8
Gross unrealized gains, fixed maturities	0.1	144.5
Gross unrealized losses, fixed maturities	248.8	34.3
Fair value, fixed maturities	1,715.9	1,937.0
Non-U.S. governments
Available-for-sale securities
Amortized cost, fixed maturities	565.3	821.6
Gross unrealized gains, fixed maturities	18.9	127.5
Gross unrealized losses, fixed maturities	63.8	2.0
Fair value, fixed maturities	520.4	947.1
States and political subdivisions
Available-for-sale securities
Amortized cost, fixed maturities	7,280.1	8,210.3
Gross unrealized gains, fixed maturities	14.8	1,022.4
Gross unrealized losses, fixed maturities	1,126.6	16.3
Fair value, fixed maturities	6,168.3	9,216.4
Corporate debt securities
Available-for-sale securities
Amortized cost, fixed maturities	37,495.4	39,345.7
Gross unrealized gains, fixed maturities	219.5	3,750.2
Gross unrealized losses, fixed maturities	4,530.1	126.3
Allowance, fixed maturities		4.5
Fair value, fixed maturities	33,184.8	42,965.1
Residential mortgage-backed pass-through securities
Available-for-sale securities
Amortized cost, fixed maturities	2,362.1	2,296.9
Gross unrealized gains, fixed maturities	6.0	57.6
Gross unrealized losses, fixed maturities	197.2	12.2
Fair value, fixed maturities	2,170.9	2,342.3
Commercial mortgage-backed securities
Available-for-sale securities
Amortized cost, fixed maturities	5,529.7	5,388.6
Gross unrealized gains, fixed maturities	0.9	156.3
Gross unrealized losses, fixed maturities	703.1	30.9
Allowance, fixed maturities		0.3	4.3
Fair value, fixed maturities	4,827.5	5,513.7
Collateralized debt obligations
Available-for-sale securities
Amortized cost, fixed maturities	4,698.9	3,539.1
Gross unrealized gains, fixed maturities	4.5	4.0
Gross unrealized losses, fixed maturities	143.2	9.6
Allowance, fixed maturities			$ 2.2
Fair value, fixed maturities	4,560.2	3,533.5
Other debt obligations
Available-for-sale securities
Amortized cost, fixed maturities	7,207.8	7,368.3
Gross unrealized gains, fixed maturities	6.0	130.6
Gross unrealized losses, fixed maturities	730.4	57.0
Allowance, fixed maturities	0.1	0.1
Fair value, fixed maturities	$ 6,483.3	$ 7,441.8